General and Administrative Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
Payroll and related costs	$ 5,423	$ 7,030	$ 5,899
Professional fees	4,677	3,998	3,946
Other expenses	4,964	5,637	4,449
Total	$ 15,064	$ 16,665	$ 14,294